9. STOCK OPTIONS	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
9. STOCK OPTIONS

9.      STOCK OPTIONS

On July 16, 2007 (the “Effective Date”), the Company’s Board and stockholders adopted the Plan.  The Plan has been adopted as a means of attracting, motivating, and retaining the best available personnel for positions of substantial responsibility within the Company.  Under the Plan, the initial maximum number of options to acquire shares of the Company’s common stock that were available for issuance to Optionees was 94,853.

The Plan provides for the Board or a Committee of the Board (the “Committee”) to grant Awards to Optionees and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the Awards, including acceleration of the vesting of an Award at any time.  All options granted under the Plan are intended to be non-qualified options (“NQOs”) unless specified by the Committee to be incentive stock options (“ISOs”), as defined by the Internal Revenue Code.  NQOs may be granted to employees, consultants or Board members at an option price not less than the fair market value of the common stock subject to the Stock Option Agreement.  The following table summarizes information about stock options outstanding as of December 31, 2010 and 2011:

	Number Of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	80,441	$3.33	6.8 years
Options issued	3,676	$1.70
Options forfeited	(739)	$3.44
Balance Outstanding – December 31, 2010	83,378	$3.33	6.8 years

Options issued	---
Options forfeited	---
Balance Outstanding – December 31, 2011	83,378	$3.33	5.8 years
Options issued	506,559	$9.60
Balance Outstanding – September 30, 2012	589,937	$8.71	8.9 years

As of December 31, 2010 and 2011, the Company had 11,471 options available for future grant under the Plan and exercisable options of 68,268 and 80,736, respectively.  As of September 30, 2012, the total compensation expense related to unvested options not yet recognized totaled $3,050,944. The weighted-average vesting period over which the total compensation expense will be recorded related to unvested options not yet recognized at September 30, 2012 was approximately 3.5 years.